General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General [Abstract]
Net loss	$ (11,489)	$ (16,609)	$ (7,019)
Accumulated deficit	(124,839)	(113,350)
Cash flows from operating activities	(9,419)	$ (14,093)	$ (2,763)
Cash and cash equivalent	$ 5,591